Performance Management	Sep. 30, 2026
Twin Oak Short Horizon Absolute Return ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart below illustrates the Short Horizon ETF’s total return. The table below illustrates how the Fund’s average annual total returns for the 1‑year and since inception periods compare with those of a broad measure of market performance and a more narrowly based index. Updated performance information is also available on the Fund’s website at www.twinoaketfs.com/TOAK. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table below illustrates how the Fund’s average annual total returns for the 1‑year and since inception periods compare with those of a broad measure of market performance and a more narrowly based index.
Bar Chart [Heading]	Short Horizon ETFCalendar Year Total Return as of December 31
Bar Chart Closing [Text Block]

Highest Quarterly Return:	9/30/2025	1.06%

Lowest Quarterly Return:	6/30/2025	1.02%
The Fund’s calendar year-to-date return as of June 30, 2026 was 1.63%.
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	1.63%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:
Highest Quarterly Return	1.06%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:
Lowest Quarterly Return	1.02%
Lowest Quarterly Return, Date	Jun. 30, 2025
Performance Table Heading	Average Annual Total Returns as of December 31, 2025
Performance Table Uses Highest Federal Rate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after‑tax returns shown are not relevant to those who hold their shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on your situation and may differ from those shown. Furthermore, the after‑tax returns shown are not relevant to those who hold their shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Availability Website Address [Text]	www.twinoaketfs.com/TOAK
Twin Oak Active Opportunities ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	The Fund does not have a performance history for a full calendar year as of the date of this prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information is also available on the Fund’s website at www.twinoaketfs.com/TSPX. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The Fund does not have a performance history for a full calendar year as of the date of this prospectus.
Performance Availability Website Address [Text]	www.twinoaketfs.com/TSPX